Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group [Abstract]
Summary of Balance Sheet of Variable Interest Entity
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidating financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	4,838	1,991	273
Short-term investments, net	5,055	5,473	750
Accounts receivable, net	7,642	7,131	977
Others	8,286	11,200	1,534

Total current assets	25,821	25,795	3,534

Fixed assets, net	9,084	12,583	1,724
Intangible assets, net	835	721	99
Licensed copyrights, net	1,951	1,657	227
Produced content, net	12,349	13,418	1,838
Long-term investments, net	17,428	16,410	2,248
Long-term time deposits and held-to-maturity investments	330	3,384	464
Operating lease right-of-use assets	6,241	6,435	882
Others	11,266	19,575	2,681

Total non-current assets	59,484	74,183	10,163

Total	85,305	99,978	13,697

Liabilities
Accounts payable and accrued liabilities	16,385	18,527	2,538
Customer deposits and deferred revenue	8,007	8,751	1,199
Operating lease liabilities	2,883	3,160	433
Others	6,781	9,273	1,270

Total current third-party liabilities	34,056	39,711	5,440

Operating lease liabilities	4,920	4,847	664
Others	1,833	2,505	343

Total non-current third-party liabilities	6,753	7,352	1,007

Amounts due to the other entities within Baidu (i)	13,985	20,316	2,784

Total	54,794	67,379	9,231

Note:
(i)	It represents the elimination of intercompany balances among Baidu, Inc., its subsidiaries and the VIEs and VIEs’ subsidiaries.

Summary of Income Statement and Cash Flow of Variable Interest Entity

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	62,121	67,001	66,755	9,145
Net income	212	4,202	2,625	360
Net cash provided by/(used in) operating activities	2,938	5,328	(7,363)	(1,009)
Net cash used in investing activities	(1,898)	(2,381)	(7,584)	(1,039)
Net cash (used in)/provided by financing activities	(64)	(1,998)	12,098	1,657